Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2019	Feb. 01, 2018	Jan. 31, 2018
Leases [Abstract]
2020		$ 471
2021		388
2022		73
Total minimum lease payments		932
Less: imputed interest		(39)
Present value of lease liabilities		893		$ 1,800
Liabilities
Current lease liabilities	$ 400	471	$ 469		$ 459
Non-current lease liabilities	$ 230	422	$ 849		$ 1,364
Present value of lease liabilities		$ 893		$ 1,800